ORGANIZATION AND NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

1.	ORGANIZATION AND NATURE OF OPERATIONS

Since its launch in January 2010, FireFly Robotics, Inc., a Delaware corporation (the “Company”, “FireFly”, “we” or “us”), has focused on becoming a technology leader in the turfgrass industry as a firm that designs, manufactures, sells and supports precision manned robotic harvester (“MRH”), autonomous electric robotic mowers (“AMP”), aftermarket parts and services. FireFly has expanded its turfgrass expertise with operations in Europe, the Asia Pacific region, and South America.

We are a growth-oriented technology company with internally developed proprietary software and our patented mechatronic systems. We have integrated our technology into the design, development, and manufacturing of our MRH and our AMP Platform including our AMP-L100 and AMP-X100 models.

We sell our products directly to customers in the turf harvesting and golf course and sports park maintenance industries. Our products are complemented by a suite of services that are designed to address the entire product lifecycle and deepen our relationships with customers. We built a vertically integrated platform comprised of our proprietary technology, cloud software systems, product development, products, and services, which we expect will allow us to iterate disruptive products and shorten the time to bring new products to market. Much of our research and development into automating the MRH, specifically our servo electric motion control technology, was transferable to our AEV robotic mowers. Interconnected by our data and analytics, our platform is designed to deliver fast-paced innovation cycles, structural cost advantages, and exceptional customer experiences, all of which combine to create a self-reinforcing growth dynamic while serving our mission to be a technology leader in large-area AEV mowing technology and in automated turf harvesting.

With a foundation of 15-plus years in business, FireFly is dedicated to becoming a global AgTech innovator, one determined to protect our position as a premier technology supplier to turfgrass producers worldwide, while also extending our impact into the broader opportunities outlined above.

1.	ORGANIZATION AND NATURE OF OPERATIONS

Since its launch in January 2010, FireFly Robotics, Inc., a Delaware corporation (the “Company”, “FireFly”, “we” or “us”), has focused on becoming a technology leader in the turfgrass industry as a firm that designs, manufactures, sells and supports precision manned robotic harvester (“MRH”), autonomous electric robotic mowers (“AMP”), aftermarket parts and services. FireFly has expanded its turfgrass expertise with operations in Europe, the Asia Pacific region, and South America.

We are a growth-oriented technology company with internally developed proprietary software and our patented mechatronic systems. We have integrated our technology into the design, development, and manufacturing of our MRH and our AMP Platform including our AMP-L100 and AMP-X100 models.

We sell our products directly to customers in the turf harvesting and golf course and sports park maintenance industries. Our products are complemented by a suite of services that are designed to address the entire product lifecycle and deepen our relationships with customers. We built a vertically integrated platform comprised of our proprietary technology, cloud software systems, product development, products, and services, which we expect will allow us to iterate disruptive products and shorten the time to bring new products to market. Much of our research and development into automating the MRH, specifically our servo electric motion control technology, was transferable to our AEV robotic mowers. Interconnected by our data and analytics, our platform is designed to deliver fast-paced innovation cycles, structural cost advantages, and exceptional customer experiences, all of which combine to create a self-reinforcing growth dynamic while serving our mission to be a technology leader in large-area AEV mowing technology and in automated turf harvesting.

With a foundation of 15-plus years in business, FireFly is dedicated to becoming a global AgTech innovator, one determined to protect our position as a premier technology supplier to turfgrass producers worldwide, while also extending our impact into the broader opportunities outlined above.